Additional Notes - Summary of Net Liabilities and Other Changes which are presented in Operating Activities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Lease Liabilities
Net Liabilities and other Changes [Line Items]
Liabilities arising from financing activities, period start	€ (45,781)	€ (42,584)
Cash Flows	8,581	4,446
New Leases	(1,505)	(6,224)
Disposal Leases	0	0
Amortizations from Effective Interest Method	(924)	(1,051)
Gain on Repurchase from Convertible Bond	0	0
Changes from Adjustments to Planning Assumptions	0	0
Transfer of Assigned License Revenues to Royalty Pharma	0	0
Increase (decrease) through changes in fair values, liabilities arising from financing activities	27,054	0
Foreign Currency Translation Differences	150	(368)
Liabilities arising from financing activities, period end	(12,425)	(45,781)
Bonds
Net Liabilities and other Changes [Line Items]
Liabilities arising from financing activities, period start	(293,678)	(283,208)
Cash Flows	42,679	2,032
New Leases	0	0
Disposal Leases	0	0
Amortizations from Effective Interest Method	(11,053)	(12,502)
Gain on Repurchase from Convertible Bond	16,393	0
Changes from Adjustments to Planning Assumptions	0	0
Transfer of Assigned License Revenues to Royalty Pharma	0	0
Increase (decrease) through changes in fair values, liabilities arising from financing activities	0	0
Foreign Currency Translation Differences	0	0
Liabilities arising from financing activities, period end	(245,659)	(293,678)
Financial Liabilities from Collaborations
Net Liabilities and other Changes [Line Items]
Liabilities arising from financing activities, period start	(220,340)	(514,362)
Cash Flows	2,382	0
New Leases	0	0
Disposal Leases	0	0
Amortizations from Effective Interest Method	(8,823)	(22,969)
Gain on Repurchase from Convertible Bond	0	0
Changes from Adjustments to Planning Assumptions	104,669	354,390
Transfer of Assigned License Revenues to Royalty Pharma	0	0
Increase (decrease) through changes in fair values, liabilities arising from financing activities	0	0
Foreign Currency Translation Differences	7,716	(37,399)
Liabilities arising from financing activities, period end	(114,395)	(220,340)
Financial Liabilities from Future Payments to Royalty Pharma
Net Liabilities and other Changes [Line Items]
Liabilities arising from financing activities, period start	(1,500,475)	(1,256,176)
Cash Flows	0	(295,421)
New Leases	0	0
Disposal Leases	0	0
Amortizations from Effective Interest Method	(89,037)	(78,418)
Gain on Repurchase from Convertible Bond	0	0
Changes from Adjustments to Planning Assumptions	23,746	28,285
Transfer of Assigned License Revenues to Royalty Pharma	110,957	96,897
Increase (decrease) through changes in fair values, liabilities arising from financing activities	0	0
Foreign Currency Translation Differences	18,644	4,358
Liabilities arising from financing activities, period end	(1,436,164)	(1,500,475)
Total
Net Liabilities and other Changes [Line Items]
Liabilities arising from financing activities, period start	(2,060,273)	(2,096,329)
Cash Flows	53,642	(288,943)
New Leases	(1,505)	(6,224)
Disposal Leases	0	0
Amortizations from Effective Interest Method	(109,837)	(114,940)
Gain on Repurchase from Convertible Bond	16,393	0
Changes from Adjustments to Planning Assumptions	128,415	382,675
Transfer of Assigned License Revenues to Royalty Pharma	110,957	96,897
Increase (decrease) through changes in fair values, liabilities arising from financing activities	27,054	0
Foreign Currency Translation Differences	26,510	(33,409)
Liabilities arising from financing activities, period end	€ (1,808,643)	€ (2,060,273)